Provisions (Detail: Text Values) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Provisions [abstract]
Provisions recognized on the balance sheet	€ 2,164		€ 2,164		€ 2,408
Civil litigation matters
Provisions	1,000		1,000		1,200
Aggregate future loss, more than remote but less than probable	932		932		921
Regulatory enforcement matters
Provisions	200		200		200
Aggregate future loss, more than remote but less than probable	2		2		6
Expenses (reversal) for civil litigation and regulatory enforcement matters included in general and administrative expenses	67	€ (94)	156	€ (68)
Irrevocable Payment Commitments
Irrevocable payment collaterals related to bank levy	1,500		1,500		1,500
thereof IPCs related to the SRF	1,000		1,000		1,000
thereof IPCs related to the German deposit protection fund	€ 500		€ 500		€ 500